Statements of Operations - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
General and administrative expenses	$ 214,402	$ 228,666	$ 136,304	$ 935,400
Loss from operations	(214,402)	(228,666)	(136,304)	(935,400)
Other income (expense):
Change in fair value of warrant liabilities	5,710,000	1,390,000	(360,000)	(5,890,000)
Transaction costs allocated to warrant liability			(238,423)
Interest earned on marketable securities held in Trust Account	2,473	325,348	154,572	383,150
Other income, net	5,712,473	1,715,348
Income before income taxes	5,498,071	1,486,682	(580,155)	(6,442,250)
Provision for income taxes		(57,823)	(16,225)	(38,451)
Net (loss) income	$ 5,498,071	$ 1,428,859	$ (596,380)	$ (6,480,701)
Class A redeemable common stock
Other income (expense):
Weighted average shares outstanding (in Shares)	10,000,000	10,000,000	10,000,000	10,000,000
Basic and diluted net loss per share (in Dollars per share)	$ 0.00	$ 0.02	$ 0.01	$ 0.01
Class B non-redeemable common stock
Other income (expense):
Weighted average shares outstanding (in Shares)	2,500,000	2,500,000	2,500,000 [1]	2,500,000 [1]
Basic and diluted net loss per share (in Dollars per share)	$ 2.20	$ 0.48	$ (0.26)	$ (2.65)

[1]	In 2019, excluded an aggregate of up to 375,000 Class B shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.